Significant Accounting Policies - Summary of Average Exchange Rate (Detail) - ExchangeRate	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of foreign exchange rates [line items]
Exchange Rate	23.08
Mexico, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.00	1.00
Exchange Rate	1.00		1.00
Guatemala, Quetzales
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	2.89	2.50
Exchange Rate	2.98		2.45
Costa Rica, Colones
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.04	0.03
Exchange Rate	0.04		0.03
Colombia, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.01	0.01
Exchange Rate	0.01		0.01
Nicaragua, Cordobas
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.65	0.58
Exchange Rate	0.67		0.56
Argentina, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.32	0.44
Exchange Rate	0.33		0.31
Brazil, Brazil Real [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	4.29	4.99
Exchange Rate	4.19		4.68
Uruguay, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.52	0.55
Exchange Rate	0.54		0.51
Panama [member] | United States of America, Dollars [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	22.27	19.27
Exchange Rate	22.97		18.85